Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
ASSETS
Cash and due from banks (Note 9)	¥ 4,366,847	¥ 4,591,186
Interest-earning deposits in other banks (Note 9)	86,003,138	104,706,928
Cash, due from banks and interest-earning deposits in other banks	90,369,985	109,298,114
Call loans and funds sold	2,169,843	1,675,996
Receivables under resale agreements (Note 15)	16,884,970	18,781,735
Receivables under securities borrowing transactions (Note 15)	5,493,072	5,700,568
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥9,276,102 and ¥9,477,439 in 2025 and 2026) (including ¥22,492,917 and ¥26,584,447 measured at fair value under the fair value option in 2025 and 2026) (Notes 9, 15, 23 and 31)	83,921,911	59,417,128
Investment securities (Notes 3, 9 and 31):
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥5,907,604 and ¥2,374,154 in 2025 and 2026)	22,634,341	30,413,168
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥8,065,154 and ¥7,613,928 in 2025 and 2026) (fair value of ¥22,646,993 and ¥24,893,230 in 2025 and 2026)	26,012,561	23,272,185
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥970 and ¥1,070 in 2025 and 2026) (including ¥4,029,561 and ¥4,525,490 in 2025 and 2026 measured at fair value)	5,172,605	4,633,194
Total investment securities	53,819,507	58,318,547
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥84,440 and ¥76,970 in 2025 and 2026) (Notes 4 and 9)	144,819,224	131,438,515
Allowance for credit losses (Note 4)	(1,234,340)	(1,243,075)
Net loans	143,584,884	130,195,440
Premises and equipment—net (Notes 5 and 7)	1,084,857	919,854
Customers’ acceptance liability	447,790	538,752
Intangible assets—net (Notes 2 and 6)	1,475,018	1,402,515
Goodwill (Notes 2 and 6)	566,536	558,164
Other assets (net of allowance for credit losses of ¥19,921 and ¥25,307 at March 31, 2025 and 2026) (Notes 7, 8, 9, 13, 14 and 31)	25,763,279	19,133,398
Total assets	425,581,652	405,940,211
Deposits (Notes 9 and 10):
Domestic offices, non-interest-bearing	32,833,519	34,154,307
Domestic offices, interest-bearing	158,116,399	149,768,412
Overseas offices, non-interest-bearing	3,026,930	2,665,734
Overseas offices, interest-bearing	66,778,492	62,826,553
Total deposits	260,755,340	249,415,006
Call money, funds purchased	5,257,237	5,016,678
Payables under repurchase agreements (Notes 9, 15 and 16)	39,516,053	43,663,859
Payables under securities lending transactions (Notes 9, 15 and 16)	1,252,146	718,451
Due to trust account and other short-term borrowings (including ¥170,389 and ¥3,005 measured at fair value under the fair value option in 2025 and 2026) (Notes 9, 12 and 31)	14,636,254	28,399,567
Trading account liabilities (Notes 15, 23 and 31)	41,104,659	21,502,912
Bank acceptances outstanding	447,790	538,752
Long-term debt (including ¥153,742 and ¥79,698 measured at fair value under the fair value option in 2025 and 2026) (Notes 7, 9, 12 and 31)	21,884,349	21,022,407
Other liabilities (Notes 1, 7, 8, 9, 13, 14, 15, 16, 26 and 31)	19,887,767	16,412,841
Other short-term borrowings	12,859,910	24,636,926
Total liabilities	404,741,595	386,690,473
Commitments and contingent liabilities (Notes 24 and 26)
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital stock (Notes 17 and 18)—common stock authorized, 33,000,000,000 shares; common stock issued, 12,067,710,920 shares and 11,867,710,920 shares at March 31, 2025 and 2026, with no stated value	2,090,270	2,090,270
Capital surplus (Note 18)	4,014,472	4,300,021
Retained earnings (Notes 19 and 33):
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings	10,703,489	9,821,359
Accumulated other comprehensive income, net of taxes (Note 20)	3,460,451	2,561,190
Treasury stock, at cost—561,241,249 common shares and 580,142,679 common shares at March 31, 2025 and 2026	(935,120)	(726,925)
Total Mitsubishi UFJ Financial Group shareholders’ equity	19,573,133	18,285,486
Noncontrolling interests	1,266,924	964,252
Total equity	20,840,057	19,249,738
Total liabilities and equity	425,581,652	405,940,211
Consolidated VIEs
ASSETS
Cash and due from banks (Note 9)	13,913	8,641
Interest-earning deposits in other banks (Note 9)	103,720	22,136
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥9,276,102 and ¥9,477,439 in 2025 and 2026) (including ¥22,492,917 and ¥26,584,447 measured at fair value under the fair value option in 2025 and 2026) (Notes 9, 15, 23 and 31)	1,498,332	1,379,227
Investment securities (Notes 3, 9 and 31):
Total investment securities	2,570,969	2,478,281
Net loans	17,753,121	16,709,249
All other assets	2,141,709	1,890,684
Total assets	24,081,764	22,488,218
Deposits (Notes 9 and 10):
Total deposits	0	0
Long-term debt (including ¥153,742 and ¥79,698 measured at fair value under the fair value option in 2025 and 2026) (Notes 7, 9, 12 and 31)	395,011	370,917
Other short-term borrowings	51,524	42,029
All other liabilities	187,379	176,028
Total liabilities	¥ 633,914	¥ 588,974